CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Common Shares Outstanding	Stock Options	Contributed Surplus	Deficit	Other Reserves.	Total
Balance at the beginning of the year at Dec. 31, 2019	$ 5,589,352	$ 180,160	$ 37,254	$ (647,330)	$ (47,922)	$ 5,111,514
Balance at the beginning of the year (in Shares) at Dec. 31, 2019	239,619,035
Net income				511,607		511,607
Other comprehensive (loss) income				(1,909)	133,174	131,265
Comprehensive income for the year				509,698	133,174	642,872
Shares issued under employee stock option plan (Notes 16 and 17A)	$ 110,928	(20,432)				90,496
Shares issued under employee stock option plan (Notes 16 and 17A) (in shares)	2,170,460
Stock options (Notes 16 and 17A)		15,912				15,912
Shares issued under incentive share purchase plan (Note 17B)	$ 20,740					20,740
Shares issued under incentive share purchase plan (Note 17B) (in Shares)	351,086
Shares issued under dividend reinvestment plan	$ 38,524					38,524
Shares issued under dividend reinvestment plan (in Shares)	611,859
Dividends declared				(228,780)		(228,780)
Restricted Share Unit plan, Performance Share Unit plan and Long Term Incentive Plan (Notes 16 and 17C,D)	$ (8,065)					(8,065)
Restricted Share Unit plan, Performance Share Unit plan and Long Term Incentive Plan (Notes 16 and 17C,D) (in shares)	131,874
Balance at the end of the year at Dec. 31, 2020	$ 5,751,479	175,640	37,254	(366,412)	85,252	5,683,213
Balance at the end of the year (in Shares) at Dec. 31, 2020	242,884,314
Net income				543,009		543,009
Other comprehensive (loss) income				3,121	(36,033)	(32,912)
Comprehensive income for the year				546,130	(36,033)	510,097
Transfer of loss on disposal of equity securities to deficit (Note 10)				(5,057)	5,057
Shares issued under employee stock option plan (Notes 16 and 17A)	$ 26,417	(4,710)				21,707
Shares issued under employee stock option plan (Notes 16 and 17A) (in shares)	471,765
Stock options (Notes 16 and 17A)		20,182				20,182
Shares issued under incentive share purchase plan (Note 17B)	$ 27,479					27,479
Shares issued under incentive share purchase plan (Note 17B) (in Shares)	497,767
Shares issued under dividend reinvestment plan	$ 64,891					64,891
Shares issued under dividend reinvestment plan (in Shares)	1,165,077
Dividends declared				(339,980)		(339,980)
Restricted Share Unit plan, Performance Share Unit plan and Long Term Incentive Plan (Notes 16 and 17C,D)	$ (6,754)					(6,754)
Restricted Share Unit plan, Performance Share Unit plan and Long Term Incentive Plan (Notes 16 and 17C,D) (in shares)	(17,066)
Balance at the end of the year at Dec. 31, 2021	$ 5,863,512	$ 191,112	$ 37,254	$ (165,319)	$ 54,276	$ 5,980,835
Balance at the end of the year (in Shares) at Dec. 31, 2021	245,001,857